Capital management (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Disclosure Of Capital Management [Abstract]
Disclosure of detailed information about capital management [Table Text Block]
	September 30, 2020	December 31, 2019
	(Adjusted - See Note 8)
Debt:
Related party loans	$218,276	$289,828
Borrowings	32,273	-
Lease obligations	352,037	202,686
Convertible notes	-	210,819

Equity:
Share capital	9,374,563	2,284,353
Contributed surplus	583,878	21,050
Accumulated deficit	(6,073,577)	(2,536,799)
	$4,487,450	$471,937

	September 30,	September 30,
	2022	2021
Debt:
Borrowings	$2,278,774	$53,251
Lease obligations	275,621	307,909

Equity:
Share capital	19,496,640	17,215,068
Warrants	1,959,796	1,848,389
Contributed surplus	3,551,330	2,458,211
Accumulated other comprehensive loss	(101,418)	(8,991)
Accumulated deficit	(25,909,239)	(15,388,949)
Total capital	$1,551,504	$6,484,888